Other Assets - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Line Items]
Impairment recognized on investment included in other assets			$ 0	$ 0
Thera Neuropharma, Inc [Member]
Other Assets [Line Items]
Cost method ownership percentage threshold		20.00%
Impairment recognized on investment included in other assets	$ 0
Term of warrant		5 years
Common stock, warrants per share	$ 0.001	$ 0.001
Thera Neuropharma, Inc [Member] | Other Assets [Member]
Other Assets [Line Items]
Investment value	$ 4,500	$ 4,500
Value of warrant	$ 4,500	$ 4,500